Average Recorded Investments of Impaired Loans and Interest Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)		Mar. 31, 2012 Consumer Housing loans JPY (¥)		Mar. 31, 2012 Consumer - Other USD ($)		Mar. 31, 2012 Consumer - Other JPY (¥)		Mar. 31, 2012 Corporate Loans USD ($)		Mar. 31, 2012 Corporate Loans JPY (¥)		Mar. 31, 2012 Non-recourse Loans Japan USD ($)		Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)		Mar. 31, 2012 Non-recourse Loans United States USD ($)		Mar. 31, 2012 Non-recourse Loans United States JPY (¥)		Mar. 31, 2012 Real estate companies USD ($)		Mar. 31, 2012 Real estate companies JPY (¥)		Mar. 31, 2012 Other-Entertainment industry USD ($)		Mar. 31, 2012 Other-Entertainment industry JPY (¥)		Mar. 31, 2012 Other - Other USD ($)		Mar. 31, 2012 Other - Other JPY (¥)		Mar. 31, 2012 Purchased loans USD ($)		Mar. 31, 2012 Purchased loans JPY (¥)
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	$ 3,598	[1]	¥ 295,679	[1]	¥ 368,539	¥ 402,868	$ 109	[1]	¥ 8,933	[1]	$ 0	[1]	¥ 0	[1]	$ 3,074	[1]	¥ 252,683	[1]	$ 365	[1]	¥ 30,021	[1]	$ 504	[1]	¥ 41,399	[1]	$ 1,023	[1]	¥ 84,121	[1]	$ 314	[1]	¥ 25,796	[1]	$ 868	[1]	¥ 71,346	[1]	$ 415	[1]	¥ 34,063	[1]
Interest Income on Impaired Loans	58		4,732		4,225	7,875	3		226		0		0		55		4,506		4		367		10		794		15		1,243		9		724		17		1,378		0		0
Interest on Impaired Loans Collected in Cash	$ 51		¥ 4,180		¥ 3,592	¥ 4,841	$ 3		¥ 204		$ 0		¥ 0		$ 48		¥ 3,976		$ 4		¥ 311		$ 8		¥ 695		$ 13		¥ 1,102		$ 9		¥ 711		$ 14		¥ 1,157		$ 0		¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.